Portfolio of investments—January 31, 2024 (unaudited)
Portfolio of investments

	Shares	Value
Common stocks: 97.25%
Australia: 0.94%
Fortescue Metals Group Ltd. (Materials, Metals & mining)	107,472	$2,077,084
Brazil: 1.21%
BB Seguridade Participacoes SA (Financials, Insurance)	385,523	2,665,139
Canada: 2.63%
Open Text Corp. (Information technology, Software)	68,509	2,987,603
Pembina Pipeline Corp. (Energy, Oil, gas & consumable fuels)	81,277	2,799,611
		5,787,214
China: 2.91%
China Construction Bank Corp. Class H (Financials, Banks)	3,481,000	2,067,238
China Medical System Holdings Ltd. (Health care, Pharmaceuticals)	1,191,000	1,701,977
NetEase, Inc. (Communication services, Entertainment)	135,900	2,641,639
		6,410,854
France: 5.31%
AXA SA (Financials, Insurance)	89,447	3,002,316
BNP Paribas SA (Financials, Banks)	31,268	2,100,715
Engie SA (Utilities, Multi-utilities)	179,234	2,862,810
Publicis Groupe SA (Communication services, Media)	37,159	3,723,091
		11,688,932
Germany: 1.97%
Bayerische Motoren Werke AG (Consumer discretionary, Automobiles)	21,533	2,240,575
Siemens AG (Industrials, Industrial conglomerates)	11,637	2,083,301
		4,323,876
Ireland: 1.42%
nVent Electric PLC (Industrials, Electrical equipment)	51,968	3,120,159
Italy: 0.88%
UniCredit SpA (Financials, Banks)	65,783	1,926,919
Japan: 5.80%
Hitachi Ltd. (Industrials, Industrial conglomerates)	49,700	3,903,952
Honda Motor Co. Ltd. (Consumer discretionary, Automobiles)	287,700	3,215,928
Panasonic Holdings Corp. (Consumer discretionary, Household durables)	270,400	2,546,837
Sompo Holdings, Inc. (Financials, Insurance)	59,500	3,085,161
		12,751,878
Luxembourg: 0.00%
Intelsat Emergence SA (Communication services, Diversified telecommunication services)♦†	13	0
Netherlands: 3.42%
ING Groep NV (Financials, Banks)	163,774	2,326,977
See accompanying notes to portfolio of investments
Allspring Global Dividend Opportunity Fund | 1

Portfolio of investments—January 31, 2024 (unaudited)

	Shares	Value
Netherlands(continued)
Signify NV (Industrials, Electrical equipment)144A	78,927	$2,366,598
Stellantis NV (Consumer discretionary, Automobiles)	128,888	2,838,970
		7,532,545
South Korea: 2.36%
Samsung Electronics Co. Ltd. (Information technology, Technology hardware, storage & peripherals)	44,811	2,434,888
SK Telecom Co. Ltd. (Communication services, Wireless telecommunication services)	73,096	2,748,310
		5,183,198
Spain: 0.98%
CaixaBank SA (Financials, Banks)	506,621	2,160,227
Switzerland: 2.21%
Coca-Cola HBC AG (Consumer staples, Beverages)†	92,403	2,716,348
Sandoz Group AG (Health care, Pharmaceuticals)†	62,655	2,148,752
		4,865,100
Taiwan: 1.74%
Taiwan Semiconductor Manufacturing Co. Ltd. ADR (Information technology, Semiconductors & semiconductor equipment)	33,878	3,826,859
United Kingdom: 7.88%
3i Group PLC (Financials, Capital markets)	80,627	2,524,023
Barratt Developments PLC (Consumer discretionary, Household durables)	310,343	2,115,090
Ferguson PLC (Industrials, Trading companies & distributors)	16,189	3,041,265
GSK PLC (Health care, Pharmaceuticals)	130,736	2,585,662
Intermediate Capital Group PLC (Financials, Capital markets)	99,043	2,232,934
Man Group PLC (Financials, Capital markets)	816,327	2,452,874
Shell PLC (Energy, Oil, gas & consumable fuels)	77,177	2,392,665
		17,344,513
United States: 55.59%
AGCO Corp. (Industrials, Machinery)#	17,272	2,112,884
Alphabet, Inc. Class A (Communication services, Interactive media & services)†#	31,393	4,398,159
Amazon.com, Inc. (Consumer discretionary, Broadline retail)†#	28,273	4,387,970
Amgen, Inc. (Health care, Biotechnology)#	9,117	2,865,108
Apple, Inc. (Information technology, Technology hardware, storage & peripherals)#	38,988	7,189,387
Ares Capital Corp. (Financials, Capital markets)#	137,485	2,781,322
AT&T, Inc. (Communication services, Diversified telecommunication services)#	157,977	2,794,613
Blackstone Secured Lending Fund (Financials, Capital markets)#	80,375	2,299,529
Bristow Group, Inc. (Energy, Energy equipment & services)†	3,653	96,366
Brixmor Property Group, Inc. (Real estate, Retail REITs)#	118,610	2,661,608
Broadcom, Inc. (Information technology, Semiconductors & semiconductor equipment)#	4,470	5,274,600
See accompanying notes to portfolio of investments
2 | Allspring Global Dividend Opportunity Fund

Portfolio of investments—January 31, 2024 (unaudited)

	Shares	Value
United States(continued)
Cencora, Inc. (Health care, Health care providers & services)#	10,570	$2,459,428
Citigroup, Inc. (Financials, Banks)#	62,944	3,535,565
Comcast Corp. Class A (Communication services, Media)#	46,054	2,143,353
ConocoPhillips (Energy, Oil, gas & consumable fuels)#	36,143	4,043,317
Corebridge Financial, Inc. (Financials, Financial services)#	107,079	2,588,099
Dell Technologies, Inc. Class C (Information technology, Technology hardware, storage & peripherals)#	36,578	3,031,585
Devon Energy Corp. (Energy, Oil, gas & consumable fuels)#	66,517	2,795,044
Eli Lilly & Co. (Health care, Pharmaceuticals)	4,779	3,085,370
EMCOR Group, Inc. (Industrials, Construction & engineering)#	9,883	2,254,411
Emerson Electric Co. (Industrials, Electrical equipment)#	31,714	2,909,125
General Motors Co. (Consumer discretionary, Automobiles)#	65,297	2,533,524
Gilead Sciences, Inc. (Health care, Biotechnology)#	33,125	2,592,363
Intuitive Surgical, Inc. (Health care, Health care equipment & supplies)†	8,584	3,246,640
KLA Corp. (Information technology, Semiconductors & semiconductor equipment)	6,745	4,006,800
Meta Platforms, Inc. Class A (Communication services, Interactive media & services)†#	7,149	2,789,111
Microsoft Corp. (Information technology, Software)	26,102	10,377,633
NVIDIA Corp. (Information technology, Semiconductors & semiconductor equipment)	8,411	5,175,036
Oaktree Specialty Lending Corp. (Financials, Capital markets)	170,250	3,605,895
Owens Corning (Industrials, Building products)	17,645	2,673,747
Pfizer, Inc. (Health care, Pharmaceuticals)	97,965	2,652,892
Reliance Steel & Aluminum Co. (Materials, Metals & mining)	8,109	2,314,471
Simon Property Group, Inc. (Real estate, Retail REITs)	23,397	3,243,058
Tesla, Inc. (Consumer discretionary, Automobiles)†	6,573	1,231,057
U.S. Bancorp (Financials, Banks)	69,516	2,887,695
VICI Properties, Inc. (Real estate, Specialized REITs)	99,400	2,993,928
Walmart, Inc. (Consumer staples, Consumer staples distribution & retail)	26,088	4,311,042
		122,341,735
Total common stocks (Cost $169,506,543)		214,006,232

	Interest rate	Maturity date	Principal
Corporate bonds and notes: 18.46%
United States: 18.46%
AdaptHealth LLC (Consumer, non-cyclical, Pharmaceuticals)144A	5.13%	3-1-2030	$195,000	152,480
Aethon United BR LP/Aethon United Finance Corp. (Energy, Oil & gas)144A	8.25	2-15-2026	365,000	361,832
Allied Universal Holdco LLC/Allied Universal Finance Corp. (Consumer, non-cyclical, Commercial services)144A	6.00	6-1-2029	355,000	294,753
Allied Universal Holdco LLC/Allied Universal Finance Corp. (Consumer, non-cyclical, Commercial services)144A	6.63	7-15-2026	200,000	197,073
American Airlines, Inc./AAdvantage Loyalty IP Ltd. (Consumer, cyclical, Airlines)144A	5.50	4-20-2026	63,750	63,049
See accompanying notes to portfolio of investments
Allspring Global Dividend Opportunity Fund | 3

Portfolio of investments—January 31, 2024 (unaudited)

	Interest rate	Maturity date	Principal	Value
United States(continued)
AmWINS Group, Inc. (Financial, Insurance)144A	4.88%	6-30-2029	$315,000	$294,004
Antero Midstream Partners LP/Antero Midstream Finance Corp. (Energy, Pipelines)144A	6.63	2-1-2032	155,000	154,051
Arches Buyer, Inc. (Communications, Internet)144A	4.25	6-1-2028	175,000	156,513
Arches Buyer, Inc. (Communications, Internet)144A	6.13	12-1-2028	290,000	250,505
Ardagh Metal Packaging Finance USA LLC/Ardagh Metal Packaging Finance PLC (Industrial, Packaging & containers)144A	4.00	9-1-2029	150,000	121,571
Ardagh Metal Packaging Finance USA LLC/Ardagh Metal Packaging Finance PLC (Industrial, Packaging & containers)144A	6.00	6-15-2027	225,000	222,453
AssuredPartners, Inc. (Financial, Insurance)144A	5.63	1-15-2029	270,000	254,992
AthenaHealth Group, Inc. (Technology, Software)144A	6.50	2-15-2030	160,000	142,922
B&G Foods, Inc. (Consumer, non-cyclical, Food)	5.25	9-15-2027	90,000	81,176
B&G Foods, Inc. (Consumer, non-cyclical, Food)144A	8.00	9-15-2028	390,000	406,532
Bank of America Corp. Series JJ (U.S. SOFR 3 Month+3.55%) (Financial, Banks)ʊ±	5.13	6-20-2024	130,000	128,826
Bath & Body Works, Inc. (Consumer, cyclical, Retail)144A	6.63	10-1-2030	175,000	177,301
Berry Global, Inc. (Industrial, Packaging & containers)144A	5.63	7-15-2027	310,000	307,339
Bristow Group, Inc. (Energy, Oil & gas services)144A	6.88	3-1-2028	425,000	416,020
BroadStreet Partners, Inc. (Financial, Insurance)144A	5.88	4-15-2029	455,000	431,447
Buckeye Partners LP (Energy, Pipelines)	5.85	11-15-2043	200,000	163,314
Cablevision Lightpath LLC (Communications, Internet)144A	3.88	9-15-2027	145,000	129,905
Cablevision Lightpath LLC (Communications, Internet)144A	5.63	9-15-2028	130,000	109,850
Camelot Return Merger Sub, Inc. (Industrial, Building materials)144A	8.75	8-1-2028	415,000	425,444
Carnival Holdings Bermuda Ltd. (Consumer, cyclical, Leisure time)144A	10.38	5-1-2028	335,000	366,477
Catalent Pharma Solutions, Inc. (Consumer, non-cyclical, Healthcare- services)144A	5.00	7-15-2027	245,000	235,718
CCM Merger, Inc. (Consumer, cyclical, Entertainment)144A	6.38	5-1-2026	660,000	651,803
CCO Holdings LLC/CCO Holdings Capital Corp. (Communications, Media)144A	4.25	1-15-2034	760,000	604,278
CCO Holdings LLC/CCO Holdings Capital Corp. (Communications, Media)144A	4.50	8-15-2030	825,000	717,470
CCO Holdings LLC/CCO Holdings Capital Corp. (Communications, Media)	4.50	5-1-2032	75,000	62,569
CCO Holdings LLC/CCO Holdings Capital Corp. (Communications, Media)144A	5.00	2-1-2028	25,000	23,496
Chart Industries, Inc. (Industrial, Machinery-diversified)144A	7.50	1-1-2030	50,000	51,326
Chart Industries, Inc. (Industrial, Machinery-diversified)144A	9.50	1-1-2031	85,000	90,655
CHS/Community Health Systems, Inc. (Consumer, non-cyclical, Healthcare-services)144A	5.25	5-15-2030	165,000	136,607
CHS/Community Health Systems, Inc. (Consumer, non-cyclical, Healthcare-services)144A	6.00	1-15-2029	10,000	9,035
CHS/Community Health Systems, Inc. (Consumer, non-cyclical, Healthcare-services)144A	8.00	3-15-2026	62,000	61,108
Churchill Downs, Inc. (Consumer, cyclical, Entertainment)144A	4.75	1-15-2028	390,000	371,450
Churchill Downs, Inc. (Consumer, cyclical, Entertainment)144A	6.75	5-1-2031	50,000	50,569
Cinemark USA, Inc. (Consumer, cyclical, Entertainment)144A	5.25	7-15-2028	140,000	129,150
Cinemark USA, Inc. (Consumer, cyclical, Entertainment)144A	5.88	3-15-2026	75,000	74,313
Cinemark USA, Inc. (Consumer, cyclical, Entertainment)144A	8.75	5-1-2025	135,000	136,191
See accompanying notes to portfolio of investments
4 | Allspring Global Dividend Opportunity Fund

Portfolio of investments—January 31, 2024 (unaudited)

	Interest rate	Maturity date	Principal	Value
United States(continued)
Citigroup, Inc. Series X (5 Year Treasury Constant Maturity+3.42%) (Financial, Banks)ʊ±	3.88%	2-18-2026	$235,000	$216,534
Clear Channel Outdoor Holdings, Inc. (Communications, Advertising)144A	7.50	6-1-2029	170,000	140,461
Clear Channel Outdoor Holdings, Inc. (Communications, Advertising)144A	9.00	9-15-2028	160,000	166,331
Cloud Software Group, Inc. (Technology, Software)144A	6.50	3-31-2029	180,000	168,072
Cloud Software Group, Inc. (Technology, Software)144A	9.00	9-30-2029	190,000	179,827
Clydesdale Acquisition Holdings, Inc. (Industrial, Packaging & containers)144A	8.75	4-15-2030	340,000	322,983
CommScope, Inc. (Communications, Telecommunications)144A	6.00	3-1-2026	95,000	82,287
Cooper Tire & Rubber Co. (Consumer, cyclical, Auto parts & equipment)	7.63	3-15-2027	190,000	189,050
CoreCivic, Inc. (Consumer, non-cyclical, Commercial services)	8.25	4-15-2026	615,000	630,375
CQP Holdco LP/BIP-V Chinook Holdco LLC (Energy, Pipelines)144A	5.50	6-15-2031	340,000	317,203
CQP Holdco LP/BIP-V Chinook Holdco LLC (Energy, Pipelines)144A	7.50	12-15-2033	250,000	256,267
Crocs, Inc. (Consumer, cyclical, Apparel)144A	4.13	8-15-2031	100,000	85,237
Crocs, Inc. (Consumer, cyclical, Apparel)144A	4.25	3-15-2029	270,000	244,350
CSC Holdings LLC (Communications, Media)144A	4.63	12-1-2030	225,000	115,004
CSC Holdings LLC (Communications, Media)144A	5.75	1-15-2030	175,000	92,626
CSC Holdings LLC (Communications, Media)144A	11.25	5-15-2028	200,000	202,655
CSC Holdings LLC (Communications, Media)144A	11.75	1-31-2029	165,000	167,595
Dave & Buster’s, Inc. (Consumer, cyclical, Retail)144A	7.63	11-1-2025	75,000	75,849
Directv Financing LLC/Directv Financing Co.-Obligor, Inc. (Communications, Media)144A	5.88	8-15-2027	95,000	90,316
DISH Network Corp. (Communications, Media)144A	11.75	11-15-2027	150,000	156,556
DT Midstream, Inc. (Energy, Pipelines)144A	4.13	6-15-2029	75,000	68,906
DT Midstream, Inc. (Energy, Pipelines)144A	4.38	6-15-2031	205,000	183,633
Emerald Debt Merger Sub LLC (Industrial, Building materials)144A	6.63	12-15-2030	255,000	257,568
Enact Holdings, Inc. (Financial, Diversified financial services)144A	6.50	8-15-2025	385,000	384,141
Encino Acquisition Partners Holdings LLC (Energy, Oil & gas)144A	8.50	5-1-2028	255,000	253,088
Energy Transfer LP (5 Year Treasury Constant Maturity+4.02%) (Energy, Pipelines)±	8.00	5-15-2054	125,000	129,353
EnLink Midstream LLC (Energy, Pipelines)144A	6.50	9-1-2030	270,000	275,527
EnLink Midstream Partners LP (Energy, Pipelines)	5.05	4-1-2045	180,000	146,296
EnLink Midstream Partners LP (Energy, Pipelines)	5.60	4-1-2044	200,000	177,510
Enviva Partners LP/Enviva Partners Finance Corp. (Energy, Energy- alternate sources)144A	6.50	1-15-2026	710,000	265,155
FirstCash, Inc. (Consumer, cyclical, Retail)144A	4.63	9-1-2028	225,000	210,319
Ford Motor Co. (Consumer, cyclical, Auto manufacturers)	4.75	1-15-2043	190,000	156,600
Fortress Transportation & Infrastructure Investors LLC (Industrial, Trucking & leasing)144A	5.50	5-1-2028	245,000	237,400
Fortress Transportation & Infrastructure Investors LLC (Industrial, Trucking & leasing)144A	6.50	10-1-2025	242,000	241,678
G-III Apparel Group Ltd. (Consumer, cyclical, Distribution/wholesale)144A	7.88	8-15-2025	300,000	300,798
Gray Escrow II, Inc. (Communications, Media)144A	5.38	11-15-2031	515,000	403,081
Hanesbrands, Inc. (Consumer, cyclical, Apparel)144A	4.88	5-15-2026	125,000	120,553
Harvest Midstream I LP (Energy, Pipelines)144A	7.50	9-1-2028	275,000	277,779
See accompanying notes to portfolio of investments
Allspring Global Dividend Opportunity Fund | 5

Portfolio of investments—January 31, 2024 (unaudited)

	Interest rate	Maturity date	Principal	Value
United States(continued)
HAT Holdings I LLC/HAT Holdings II LLC (Financial, REITS)144A	6.00%	4-15-2025	$65,000	$64,440
Hawaiian Airlines Pass-Through Certificates Series 2013-1 Class A (Consumer, cyclical, Airlines)	3.90	7-15-2027	140,355	131,454
Hawaiian Brand Intellectual Property Ltd./HawaiianMiles Loyalty Ltd. (Consumer, cyclical, Airlines)144A	5.75	1-20-2026	210,000	197,589
Hess Midstream Operations LP (Energy, Pipelines)144A	5.50	10-15-2030	85,000	83,088
Hilcorp Energy I LP/Hilcorp Finance Co. (Energy, Oil & gas)144A	5.75	2-1-2029	215,000	207,547
Hilcorp Energy I LP/Hilcorp Finance Co. (Energy, Oil & gas)144A	6.00	4-15-2030	30,000	29,128
Hilcorp Energy I LP/Hilcorp Finance Co. (Energy, Oil & gas)144A	6.00	2-1-2031	100,000	96,004
Hilcorp Energy I LP/Hilcorp Finance Co. (Energy, Oil & gas)144A	6.25	11-1-2028	150,000	149,450
Hilcorp Energy I LP/Hilcorp Finance Co. (Energy, Oil & gas)144A	6.25	4-15-2032	30,000	28,800
Hilcorp Energy I LP/Hilcorp Finance Co. (Energy, Oil & gas)144A	8.38	11-1-2033	20,000	21,495
HUB International Ltd. (Financial, Insurance)144A	5.63	12-1-2029	105,000	99,079
HUB International Ltd. (Financial, Insurance)144A	7.25	6-15-2030	35,000	36,003
HUB International Ltd. (Financial, Insurance)144A	7.38	1-31-2032	70,000	71,687
IQVIA, Inc. (Consumer, non-cyclical, Healthcare-services)144A	6.50	5-15-2030	430,000	438,630
Iron Mountain, Inc. (Financial, REITS)144A	4.50	2-15-2031	230,000	206,228
Iron Mountain, Inc. (Financial, REITS)144A	5.25	7-15-2030	270,000	254,666
JPMorgan Chase & Co. Series HH (U.S. SOFR 3 Month+3.13%) (Financial, Banks)ʊ±	4.60	2-1-2025	135,000	131,521
Kinetik Holdings LP (Energy, Pipelines)144A	5.88	6-15-2030	245,000	240,653
Kinetik Holdings LP (Energy, Pipelines)144A	6.63	12-15-2028	50,000	50,685
Kohl’s Corp. (Consumer, cyclical, Retail)	4.63	5-1-2031	195,000	156,000
Ladder Capital Finance Holdings LLLP/Ladder Capital Finance Corp. (Financial, REITS)144A	5.25	10-1-2025	265,000	260,449
Live Nation Entertainment, Inc. (Consumer, cyclical, Entertainment)144A	3.75	1-15-2028	140,000	129,325
Live Nation Entertainment, Inc. (Consumer, cyclical, Entertainment)144A	5.63	3-15-2026	135,000	133,508
LSF9 Atlantis Holdings LLC/Victra Finance Corp. (Consumer, cyclical, Retail)144A	7.75	2-15-2026	400,000	385,611
Macy’s Retail Holdings LLC (Consumer, cyclical, Retail)144A	5.88	4-1-2029	125,000	121,250
Macy’s Retail Holdings LLC (Consumer, cyclical, Retail)144A	6.13	3-15-2032	265,000	250,054
Match Group Holdings II LLC (Communications, Internet)144A	5.63	2-15-2029	695,000	675,853
Mauser Packaging Solutions Holding Co. (Industrial, Packaging & containers)144A	7.88	8-15-2026	85,000	85,888
McAfee Corp. (Technology, Computers)144A	7.38	2-15-2030	110,000	99,683
Michaels Cos., Inc. (Consumer, cyclical, Retail)144A	7.88	5-1-2029	260,000	166,294
MPH Acquisition Holdings LLC (Consumer, non-cyclical, Commercial services)144A	5.75	11-1-2028	370,000	294,398
Nabors Industries Ltd. (Energy, Oil & gas)144A	7.50	1-15-2028	205,000	187,575
Nabors Industries, Inc. (Energy, Oil & gas)144A	7.38	5-15-2027	245,000	240,746
Nabors Industries, Inc. (Energy, Oil & gas)144A	9.13	1-31-2030	20,000	20,351
Nationstar Mortgage Holdings, Inc. (Financial, Diversified financial services)144A	5.00	2-1-2026	240,000	233,904
Nationstar Mortgage Holdings, Inc. (Financial, Diversified financial services)144A%%	7.13	2-1-2032	180,000	178,531
Navient Corp. (Financial, Diversified financial services)	5.00	3-15-2027	135,000	128,770
Navient Corp. (Financial, Diversified financial services)	5.88	10-25-2024	85,000	84,929
See accompanying notes to portfolio of investments
6 | Allspring Global Dividend Opportunity Fund

Portfolio of investments—January 31, 2024 (unaudited)

	Interest rate	Maturity date	Principal	Value
United States(continued)
Navient Corp. (Financial, Diversified financial services)	11.50%	3-15-2031	$20,000	$21,846
NCL Corp. Ltd. (Consumer, cyclical, Leisure time)144A	5.88	3-15-2026	130,000	126,759
NCL Corp. Ltd. (Consumer, cyclical, Leisure time)144A	5.88	2-15-2027	140,000	137,927
NCL Corp. Ltd. (Consumer, cyclical, Leisure time)144A	7.75	2-15-2029	130,000	131,260
NCL Corp. Ltd. (Consumer, cyclical, Leisure time)144A	8.13	1-15-2029	60,000	62,981
Newell Brands, Inc. (Consumer, cyclical, Housewares)	5.20	4-1-2026	260,000	253,102
Nexstar Media, Inc. (Communications, Media)144A	5.63	7-15-2027	140,000	136,347
NextEra Energy Operating Partners LP (Utilities, Electric)144A	4.25	9-15-2024	2,000	1,955
NextEra Energy Operating Partners LP (Utilities, Electric)144A	4.50	9-15-2027	140,000	131,465
NextEra Energy Operating Partners LP (Utilities, Electric)144A	7.25	1-15-2029	150,000	154,501
NMG Holding Co., Inc./Neiman Marcus Group LLC (Consumer, cyclical, Retail)144A	7.13	4-1-2026	310,000	302,255
NSG Holdings LLC/NSG Holdings, Inc. (Utilities, Electric)144A	7.75	12-15-2025	55,607	55,329
Oceaneering International, Inc. (Energy, Oil & gas services)	6.00	2-1-2028	320,000	312,611
OneMain Finance Corp. (Financial, Diversified financial services)	7.13	3-15-2026	125,000	126,704
Oppenheimer Holdings, Inc. (Financial, Diversified financial services)	5.50	10-1-2025	300,000	293,250
Outfront Media Capital LLC/Outfront Media Capital Corp. (Communications, Advertising)144A	4.63	3-15-2030	150,000	132,759
Outfront Media Capital LLC/Outfront Media Capital Corp. (Communications, Advertising)144A	5.00	8-15-2027	75,000	71,790
Outfront Media Capital LLC/Outfront Media Capital Corp. (Communications, Advertising)144A	7.38	2-15-2031	190,000	199,038
Owens-Brockway Glass Container, Inc. (Industrial, Packaging & containers)144A	7.25	5-15-2031	170,000	170,862
Pattern Energy Operations LP/Pattern Energy Operations, Inc. (Utilities, Electric)144A	4.50	8-15-2028	575,000	535,880
PECF USS Intermediate Holding III Corp. (Consumer, non-cyclical, Commercial services)144A	8.00	11-15-2029	360,000	173,700
Pediatrix Medical Group, Inc. (Consumer, non-cyclical, Healthcare- services)144A	5.38	2-15-2030	255,000	228,618
PetSmart, Inc./PetSmart Finance Corp. (Consumer, cyclical, Retail)144A	4.75	2-15-2028	215,000	200,845
PetSmart, Inc./PetSmart Finance Corp. (Consumer, cyclical, Retail)144A	7.75	2-15-2029	260,000	251,337
PG&E Corp. (Utilities, Electric)	5.25	7-1-2030	785,000	749,588
PRA Group, Inc. (Financial, Diversified financial services)144A	5.00	10-1-2029	445,000	358,985
Prime Security Services Borrower LLC/Prime Finance, Inc. (Consumer, non-cyclical, Commercial services)144A	6.25	1-15-2028	175,000	173,423
Raising Cane’s Restaurants LLC (Consumer, cyclical, Retail)144A	9.38	5-1-2029	185,000	198,229
Rocket Mortgage LLC/Rocket Mortgage Co.-Issuer, Inc. (Financial, Diversified financial services)144A	4.00	10-15-2033	120,000	101,857
Rockies Express Pipeline LLC (Energy, Pipelines)144A	4.95	7-15-2029	65,000	62,142
Rockies Express Pipeline LLC (Energy, Pipelines)144A	6.88	4-15-2040	300,000	297,287
Sabre Global, Inc. (Consumer, non-cyclical, Commercial services)144A	11.25	12-15-2027	395,000	395,494
SCIH Salt Holdings, Inc. (Basic materials, Chemicals)144A	6.63	5-1-2029	140,000	127,170
Scripps Escrow II, Inc. (Communications, Media)144A	5.38	1-15-2031	525,000	398,843
Seagate HDD (Technology, Computers)	4.13	1-15-2031	161,000	142,138
Seagate HDD (Technology, Computers)144A	8.25	12-15-2029	35,000	37,684
Seagate HDD (Technology, Computers)144A	8.50	7-15-2031	225,000	244,432
See accompanying notes to portfolio of investments
Allspring Global Dividend Opportunity Fund | 7

Portfolio of investments—January 31, 2024 (unaudited)

	Interest rate	Maturity date	Principal	Value
United States(continued)
Sealed Air Corp./Sealed Air Corp. U.S. (Industrial, Packaging & containers)144A	7.25%	2-15-2031	$65,000	$67,954
Select Medical Corp. (Consumer, non-cyclical, Healthcare- services)144A	6.25	8-15-2026	200,000	199,947
Service Corp. International (Consumer, non-cyclical, Commercial services)	7.50	4-1-2027	10,000	10,451
Service Properties Trust (Financial, REITS)	4.75	10-1-2026	35,000	32,471
Service Properties Trust (Financial, REITS)	7.50	9-15-2025	70,000	71,055
Service Properties Trust (Financial, REITS)144A	8.63	11-15-2031	250,000	265,074
Sirius XM Radio, Inc. (Communications, Media)144A	4.13	7-1-2030	575,000	503,125
Sotheby’s/Bidfair Holdings, Inc. (Consumer, non-cyclical, Commercial services)144A	5.88	6-1-2029	210,000	181,279
Southwestern Energy Co. (Energy, Oil & gas)	8.38	9-15-2028	125,000	129,905
Spirit AeroSystems, Inc. (Industrial, Aerospace/defense)144A	9.38	11-30-2029	190,000	205,860
Spirit AeroSystems, Inc. (Industrial, Aerospace/defense)144A	9.75	11-15-2030	175,000	183,673
Spirit Loyalty Cayman Ltd./Spirit IP Cayman Ltd. (Consumer, cyclical, Airlines)144A	8.00	9-20-2025	130,000	84,825
SS&C Technologies, Inc. (Technology, Software)144A	5.50	9-30-2027	175,000	171,787
Star Parent, Inc. (Consumer, non-cyclical, Healthcare-services)144A	9.00	10-1-2030	255,000	268,133
Starwood Property Trust, Inc. (Financial, REITS)144A	4.38	1-15-2027	250,000	231,443
Starwood Property Trust, Inc. (Financial, REITS)	4.75	3-15-2025	90,000	88,200
Tallgrass Energy Partners LP/Tallgrass Energy Finance Corp. (Energy, Pipelines)144A	6.00	12-31-2030	365,000	339,271
Tallgrass Energy Partners LP/Tallgrass Energy Finance Corp. (Energy, Pipelines)144A	6.00	9-1-2031	85,000	78,293
Talos Production, Inc. (Energy, Oil & gas)144A%%	9.00	2-1-2029	50,000	50,667
Tapestry, Inc. (Consumer, cyclical, Apparel)	7.85	11-27-2033	145,000	154,967
Taylor Morrison Communities, Inc. (Consumer, cyclical, Home builders)144A	5.13	8-1-2030	60,000	57,147
Tenet Healthcare Corp. (Consumer, non-cyclical, Healthcare-services)	4.88	1-1-2026	150,000	148,666
Tenet Healthcare Corp. (Consumer, non-cyclical, Healthcare- services)144A	6.75	5-15-2031	410,000	419,363
TerraForm Power Operating LLC (Energy, Energy-alternate sources)144A	4.75	1-15-2030	175,000	161,579
TerraForm Power Operating LLC (Energy, Energy-alternate sources)144A	5.00	1-31-2028	490,000	472,272
TK Elevator U.S. Newco, Inc. (Industrial, Machinery-diversified)144A	5.25	7-15-2027	345,000	332,654
Townsquare Media, Inc. (Communications, Media)144A	6.88	2-1-2026	415,000	406,210
TransDigm, Inc. (Industrial, Aerospace/defense)144A	6.25	3-15-2026	125,000	124,150
TransDigm, Inc. (Industrial, Aerospace/defense)	7.50	3-15-2027	375,000	375,975
Tri Pointe Group, Inc./Tri Pointe Homes, Inc. (Consumer, cyclical, Home builders)	5.88	6-15-2024	130,000	129,936
Tri Pointe Homes, Inc. (Consumer, cyclical, Home builders)	5.70	6-15-2028	190,000	186,869
Uber Technologies, Inc. (Communications, Internet)144A	4.50	8-15-2029	310,000	293,427
Uber Technologies, Inc. (Communications, Internet)144A	8.00	11-1-2026	175,000	178,188
United Wholesale Mortgage LLC (Financial, Diversified financial services)144A	5.50	11-15-2025	100,000	98,763
United Wholesale Mortgage LLC (Financial, Diversified financial services)144A	5.50	4-15-2029	130,000	122,765
See accompanying notes to portfolio of investments
8 | Allspring Global Dividend Opportunity Fund

Portfolio of investments—January 31, 2024 (unaudited)

	Interest rate	Maturity date	Principal	Value
United States(continued)
Upbound Group, Inc. (Consumer, non-cyclical, Commercial services)144A	6.38%	2-15-2029	$360,000	$343,231
Venture Global Calcasieu Pass LLC (Energy, Pipelines)144A	6.25	1-15-2030	360,000	360,286
Venture Global LNG, Inc. (Energy, Pipelines)144A	8.38	6-1-2031	330,000	333,246
Venture Global LNG, Inc. (Energy, Pipelines)144A	9.88	2-1-2032	200,000	210,325
Vistra Corp. (5 Year Treasury Constant Maturity+5.74%) (Utilities, Electric)144Aʊ±	7.00	12-15-2026	275,000	266,750
Vistra Operations Co. LLC (Utilities, Electric)144A	5.63	2-15-2027	210,000	206,862
Vistra Operations Co. LLC (Utilities, Electric)144A	7.75	10-15-2031	170,000	176,595
Werner FinCo LP/Werner FinCo, Inc. (Industrial, Hand/machine tools)144A	11.50	6-15-2028	315,000	331,538
Werner FinCo LP/Werner FinCo, Inc. (PIK at 14.50%) (Industrial, Hand/machine tools)144A¥	14.50	10-15-2028	427,244	367,495
Western Digital Corp. (Technology, Computers)	4.75	2-15-2026	130,000	126,456
Total corporate bonds and notes (Cost $41,667,781)				40,625,317
Loans: 1.14%
Asurion LLC (U.S. SOFR 1 Month+5.25%) (Financial, Insurance)±	10.70	1-31-2028	45,000	43,039
Asurion LLC (U.S. SOFR 1 Month+3.25%) (Financial, Insurance)±	8.70	12-23-2026	446,652	444,476
Carnival Corp. (U.S. SOFR 1 Month+3.00%) (Consumer, cyclical, Leisure time)±	8.34	8-8-2027	24,875	24,856
Clear Channel Outdoor Holdings, Inc. (U.S. SOFR 3 Month+3.50%) (Communications, Advertising)±	9.07	8-21-2026	94,023	92,899
DirecTV Financing LLC (U.S. SOFR 3 Month+5.00%) (Communications, Media)±	10.65	8-2-2027	121,570	121,438
Geo Group, Inc. (U.S. SOFR 1 Month+7.13%) (Consumer, non-cyclical, Commercial services)±	12.46	3-23-2027	722,718	737,172
GIP III Stetson I LP (U.S. SOFR 1 Month+4.25%) (Energy, Pipelines)±	9.59	10-31-2028	260,041	260,935
Hubbard Radio LLC (U.S. SOFR 1 Month+4.25%) (Communications, Media)±	9.59	3-28-2025	136,633	103,670
Mileage Plus Holdings LLC (U.S. SOFR 3 Month+5.25%) (Consumer, cyclical, Airlines)±	10.77	6-21-2027	206,500	212,588
MPH Acquisition Holdings LLC (U.S. SOFR 3 Month+4.25%) (Consumer, non-cyclical, Commercial services)±	9.90	9-1-2028	144,630	138,006
PECF USS Intermediate Holding III Corp. (U.S. SOFR 3 Month+4.25%) (Consumer, non-cyclical, Commercial services)±	9.82	12-15-2028	64,670	47,928
Resolute Investment Managers, Inc. (U.S. SOFR 3 Month+4.25%) (Financial, Diversified financial services)±	9.86	4-30-2024	164,031	104,078
Resolute Investment Managers, Inc. (U.S. SOFR 3 Month+8.00%) (Financial, Diversified financial services)‡±	13.32	4-30-2025	148,199	22,230
SkyMiles IP Ltd. (U.S. SOFR 3 Month+3.75%) (Consumer, cyclical, Airlines)±	9.07	10-20-2027	142,105	145,222
Total loans (Cost $2,665,787)				2,498,537
See accompanying notes to portfolio of investments
Allspring Global Dividend Opportunity Fund | 9

Portfolio of investments—January 31, 2024 (unaudited)

	Dividend rate	Shares	Value
Preferred stocks: 0.27%
United States: 0.27%
CoBank ACB (U.S. SOFR 3 Month+1.44%) (Financials, Banks)144A±	6.85	750	$592,500
Total preferred stocks (Cost $495,000)			592,500

	Interest rate	Maturity date	Principal
Yankee corporate bonds and notes: 2.88%
Canada: 0.55%
Air Canada Pass-Through Trust Series 2020-1 Class C (Consumer, cyclical, Airlines)144A	10.50%	7-15-2026	$405,000	438,412
Bombardier, Inc. (Industrial, Aerospace/defense)144A	8.75	11-15-2030	175,000	183,655
Enbridge, Inc. (5 Year Treasury Constant Maturity+4.42%) (Energy, Pipelines)±	7.63	1-15-2083	205,000	207,177
Northriver Midstream Finance LP (Energy, Pipelines)144A	5.63	2-15-2026	385,000	375,225
				1,204,469
France: 0.21%
Altice France SA (Communications, Telecommunications)144A	8.13	2-1-2027	295,000	263,674
Banijay Entertainment SASU (Consumer, cyclical, Entertainment)144A	8.13	5-1-2029	200,000	206,799
				470,473
India: 0.15%
Fly Leasing Ltd. (Industrial, Trucking & leasing)144A	7.00	10-15-2024	340,000	326,400
Ireland: 0.11%
Castlelake Aviation Finance DAC (Financial, Diversified financial services)144A	5.00	4-15-2027	250,000	237,311
Italy: 0.09%
Intesa Sanpaolo SpA (USD Swap Semi Annual (vs. 3 Month LIBOR) 5 Year+5.46%) (Financial, Banks)144Aʊ±	7.70	9-17-2025	205,000	201,754
Liberia: 0.44%
Royal Caribbean Cruises Ltd. (Consumer, cyclical, Leisure time)144A	5.38	7-15-2027	30,000	29,521
Royal Caribbean Cruises Ltd. (Consumer, cyclical, Leisure time)144A	5.50	4-1-2028	430,000	424,528
Royal Caribbean Cruises Ltd. (Consumer, cyclical, Leisure time)144A	9.25	1-15-2029	155,000	166,489
Royal Caribbean Cruises Ltd. (Consumer, cyclical, Leisure time)144A	11.63	8-15-2027	325,000	353,519
				974,057
Marshall Islands: 0.09%
Navios Maritime Holdings, Inc. (Industrial, Transportation)♦‡	9.75	4-15-2024	244,225	194,665
Mexico: 0.11%
Borr IHC Ltd./Borr Finance LLC (Energy, Oil & gas)144A	10.00	11-15-2028	235,000	243,157
Netherlands: 0.33%
Braskem Netherlands Finance BV (Basic materials, Chemicals)144A	4.50	1-31-2030	180,000	142,421
Sensata Technologies BV (Industrial, Electronics)144A	4.00	4-15-2029	160,000	146,490
See accompanying notes to portfolio of investments
10 | Allspring Global Dividend Opportunity Fund

Portfolio of investments—January 31, 2024 (unaudited)

	Interest rate	Maturity date	Principal	Value
Netherlands(continued)
Sensata Technologies BV (Industrial, Electronics)144A	5.88%	9-1-2030	$170,000	$168,007
Teva Pharmaceutical Finance Netherlands III BV (Consumer, non- cyclical, Pharmaceuticals)	8.13	9-15-2031	250,000	274,589
				731,507
Panama: 0.22%
Carnival Corp. (Consumer, cyclical, Leisure time)144A	6.00	5-1-2029	325,000	314,787
Carnival Corp. (Consumer, cyclical, Leisure time)144A	7.00	8-15-2029	70,000	72,795
Carnival Corp. (Consumer, cyclical, Leisure time)144A	7.63	3-1-2026	95,000	96,499
				484,081
Switzerland: 0.18%
UBS Group AG (5 Year Treasury Constant Maturity+3.40%) (Financial, Banks)144Aʊ±	4.88	2-12-2027	225,000	203,028
VistaJet Malta Finance PLC/Vista Management Holding, Inc. (Consumer, cyclical, Airlines)144A	9.50	6-1-2028	230,000	194,895
				397,923
United Kingdom: 0.40%
Drax Finco PLC (Utilities, Electric)144A	6.63	11-1-2025	375,000	372,338
HSBC Holdings plc (USD ICE Swap Rate 11:00am NY 5 Year+3.75%) (Financial, Banks)ʊ±	6.00	5-22-2027	200,000	188,966
Macquarie Airfinance Holdings Ltd. (Financial, Diversified financial services)144A	8.38	5-1-2028	300,000	315,135
				876,439
Total yankee corporate bonds and notes (Cost $6,337,477)				6,342,236

		Yield	Shares
Short-term investments: 1.83%
Investment companies: 1.83%
Allspring Government Money Market Fund Select Class♠∞##		5.27	4,034,582	4,034,582
Total short-term investments (Cost $4,034,582)				4,034,582
Total investments in securities (Cost $224,707,170)	121.83%			268,099,404
Other assets and liabilities, net	(21.83)			(48,039,335)
Total net assets	100.00%			$220,060,069

See accompanying notes to portfolio of investments
Allspring Global Dividend Opportunity Fund | 11

Portfolio of investments—January 31, 2024 (unaudited)

♦	The security is fair valued in accordance with procedures approved by the Board of Trustees.
†	Non-income-earning security
144A	The security may be resold in transactions exempt from registration, normally to qualified institutional buyers, pursuant to Rule 144A under the Securities Act of 1933.
#	All or a portion of this security is segregated as collateral for investments in derivative instruments.
ʊ	Security is perpetual in nature and has no stated maturity date. The date shown reflects the next call date.
±	Variable rate investment. The rate shown is the rate in effect at period end.
%%	The security is purchased on a when-issued basis.
¥
A payment-in-kind (PIK) security is a security in which the issuer may make interest or dividend payments in cash or additional securities or a combination of both.
The rate shown is the rate in effect at period end.

‡	Security is valued using significant unobservable inputs.
♠	The issuer of the security is an affiliated person of the Fund as defined in the Investment Company Act of 1940.
∞	The rate represents the 7-day annualized yield at period end.
##	All or a portion of this security is segregated as collateral for when-issued securities.

Abbreviations:
ADR	American depositary receipt
LIBOR	London Interbank Offered Rate
REIT	Real estate investment trust
SOFR	Secured Overnight Financing Rate
Investments in affiliates
An affiliated investment is an investment in which the Fund owns at least 5% of the outstanding voting shares of the issuer or as a result of other relationships, such as the Fund and the issuer having the same adviser or investment manager. Transactions with issuers that were affiliates of the Fund at the end of the period were as follows:
	Value, beginning of period	Purchases	Sales proceeds	Net realized gains (losses)	Net change in unrealized gains (losses)	Value, end of period	Shares, end of period	Income from affiliated securities
Short-term investments
Allspring Government Money Market Fund Select Class	$4,982,016	$12,805,076	$(13,752,510)	$0	$0	$4,034,582	4,034,582	$58,200
Written options
Description	Counterparty	Number of contracts	Notional amount	Exercise price	Expiration date	Value
Call
iShares MSCI EAFE ETF	Morgan Stanley Co.	(96)	$(700,800)	$73.00	2-2-2024	$(19,104)
iShares MSCI EAFE ETF	Morgan Stanley Co.	(753)	(5,383,950)	71.50	2-16-2024	(288,022)
iShares MSCI EAFE ETF	Morgan Stanley Co.	(241)	(1,783,400)	74.00	2-16-2024	(38,198)
iShares MSCI EAFE ETF	Morgan Stanley Co.	(188)	(1,381,800)	73.50	2-23-2024	(40,420)
iShares MSCI Emerging Markets ETF	Morgan Stanley Co.	(1,260)	(5,292,000)	42.00	2-2-2024	0
iShares MSCI Emerging Markets ETF	Morgan Stanley Co.	(858)	(3,560,700)	41.50	2-9-2024	(47)
iShares MSCI Emerging Markets ETF	Morgan Stanley Co.	(43)	(163,400)	38.00	2-23-2024	(3,935)
iShares MSCI Emerging Markets ETF	Morgan Stanley Co.	(165)	(594,000)	36.00	3-28-2024	(46,860)
Russell 2000 Index	Morgan Stanley Co.	(1)	(188,000)	1,880.00	2-2-2024	(7,045)
Russell 2000 Index	Morgan Stanley Co.	(2)	(330,000)	1,650.00	2-16-2024	(60,350)
Russell 2000 Index	Morgan Stanley Co.	(1)	(172,000)	1,720.00	2-16-2024	(23,255)
Russell 2000 Index	Morgan Stanley Co.	(161)	(33,327,000)	2,070.00	2-16-2024	(73,255)
Russell 2000 Index	Morgan Stanley Co.	(46)	(9,821,000)	2,135.00	2-23-2024	(11,385)
S&P 500 Index	Morgan Stanley Co.	(3)	(1,396,500)	4,655.00	2-2-2024	(58,680)
S&P 500 Index	Morgan Stanley Co.	(7)	(3,458,000)	4,940.00	2-2-2024	(998)
S&P 500 Index	Morgan Stanley Co.	(28)	(13,930,000)	4,975.00	2-9-2024	(11,060)
S&P 500 Index	Morgan Stanley Co.	(8)	(3,776,000)	4,720.00	2-9-2024	(112,040)
S&P 500 Index	Morgan Stanley Co.	(3)	(1,305,000)	4,350.00	2-16-2024	(152,295)
S&P 500 Index	Morgan Stanley Co.	(16)	(7,840,000)	4,900.00	2-16-2024	(47,440)
See accompanying notes to portfolio of investments
12 | Allspring Global Dividend Opportunity Fund

Portfolio of investments—January 31, 2024 (unaudited)

Written options (continued)
Description	Counterparty	Number of contracts	Notional amount	Exercise price	Expiration date	Value
Call (continued)
S&P 500 Index	Morgan Stanley Co.	(5)	$(2,280,000)	$4,560.00	2-16-2024	$(150,125)
S&P 500 Index	Morgan Stanley Co.	(9)	(4,266,000)	4,740.00	2-16-2024	(119,475)
S&P 500 Index	Morgan Stanley Co.	(10)	(5,015,000)	5,015.00	2-16-2024	(4,950)
S&P 500 Index	Morgan Stanley Co.	(2)	(1,018,000)	5,090.00	2-23-2024	(510)
S&P 500 Index	Morgan Stanley Co.	(2)	(967,000)	4,835.00	2-23-2024	(14,430)
						$(1,283,879)
See accompanying notes to portfolio of investments
Allspring Global Dividend Opportunity Fund | 13

Notes to portfolio of investments—January 31, 2024 (unaudited)
Notes to portfolio of investments
Securities valuation
All investments are valued each business day as of the close of regular trading on the New York Stock Exchange (generally 4 p.m. Eastern Time), although the Fund may deviate from this calculation time under unusual or unexpected circumstances.
Equity securities and exchange-traded funds that are listed on a foreign or domestic exchange or market are valued at the official closing price or, if none, the last sales price.
The values of securities denominated in foreign currencies are translated into U.S. dollars at rates provided by an independent foreign currency pricing source at a time each business day specified by the Valuation Committee at Allspring Funds Management, LLC (“Allspring Funds Management”).
Many securities markets and exchanges outside the U.S. close prior to the close of the New York Stock Exchange and therefore may not fully reflect trading or events that occur after the close of the principal exchange in which the foreign securities are traded, but before the close of the New York Stock Exchange. If such trading or events are expected to materially affect the value of such securities, then fair value pricing procedures implemented by Allspring Funds Management are applied. These procedures take into account multiple factors including movements in U.S. securities markets after foreign exchanges close. Foreign securities that are fair valued under these procedures are categorized as Level 2 and the application of these procedures may result in transfers between Level 1 and Level 2. Depending on market activity, such fair valuations may be frequent. Such fair value pricing may result in net asset values that are higher or lower than net asset values based on the last reported sales price or latest quoted bid price. On January 31, 2024, such fair value pricing was used in pricing certain foreign securities.
Debt securities are valued at the evaluated bid price provided by an independent pricing service (e.g. taking into account various factors, including yields, maturities, or credit ratings) or, if a reliable price is not available, the quoted bid price from an independent broker-dealer.
Options that are listed on a foreign or domestic exchange or market are valued at the closing mid-price. Non-listed options are valued at the evaluated price provided by an independent pricing service or, if a reliable price is not available, the quoted bid price from an independent broker-dealer.
Investments in registered open-end investment companies (other than those listed on a foreign or domestic exchange or market) are valued at net asset value.
Investments which are not valued using the methods discussed above are valued at their fair value, as determined in good faith by Allspring Funds Management, which was named the valuation designee by the Board of Trustees. As the valuation designee, Allspring Funds Management is responsible for day-to-day valuation activities for the Allspring Funds. In connection with these responsibilities, Allspring Funds Management has established a Valuation Committee and has delegated to it the authority to take any actions regarding the valuation of portfolio securities that the Valuation Committee deems necessary or appropriate, including determining the fair value of portfolio securities. On a quarterly basis, the Board of Trustees receives reports of valuation actions taken by the Valuation Committee. On at least an annual basis, the Board of Trustees receives an assessment of the adequacy and effectiveness of Allspring Funds Management’s process for determining the fair value of the portfolio of investments.
Foreign currency translation
The accounting records of the Fund are maintained in U.S. dollars. The values of other assets and liabilities denominated in foreign currencies are translated into U.S. dollars at  rates provided by an independent foreign currency pricing source at a time each business day specified by the Valuation Committee. Purchases and sales of securities, and income and expenses are converted at the rate of exchange on the respective dates of such transactions. Net realized foreign exchange gains or losses arise from sales of foreign currencies, currency gains or losses realized between the trade and settlement dates on securities transactions, and the difference between the amounts of dividends, interest and foreign withholding taxes recorded and the U.S. dollar equivalent of the amounts actually paid or received. Net unrealized foreign exchange gains and losses arise from changes in the fair value of assets and liabilities other than investments in securities resulting from changes in exchange rates. The changes in net assets arising from changes in exchange rates of securities and the changes in net assets resulting from changes in market prices of securities are not separately presented. Such changes are included in net realized and unrealized gains or losses from investments.
When-issued transactions
The Fund may purchase securities on a forward commitment or when-issued basis. The Fund records a when-issued transaction on the trade date and will segregate assets in an amount at least equal in value to the Fund’s commitment to purchase when-issued securities. Securities purchased on a when-issued basis are marked-to-market daily and the Fund begins earning interest on the settlement date. Losses may arise due to changes in the market value of the underlying securities or if the counterparty does not perform under the contract.
Loans
The Fund may invest in direct debt instruments which are interests in amounts owed to lenders by corporate or other borrowers. The loans pay interest at rates which are periodically reset by reference to a base lending rate plus a spread. Investments in loans may be in the form of participations in loans or assignments of all or a portion of loans from third parties. When the Fund purchases participations, it generally has no rights to enforce compliance with the terms of the loan agreement with the borrower. As a result, the Fund assumes the credit risk of both the borrower and the lender that is selling the participation. When the Fund purchases assignments from lenders, it acquires direct rights against the borrower on the loan and may enforce
14 | Allspring Global Dividend Opportunity Fund

Notes to portfolio of investments—January 31, 2024 (unaudited)
compliance by the borrower with the terms of the loan agreement. Loans may include fully funded term loans or unfunded loan commitments, which are contractual obligations for future funding. Unfunded loan commitments represent the remaining obligation of the Fund to the borrower. At any point in time, up to the maturity date of the issue, the borrower may demand the unfunded portion. Unfunded amounts, if any, are marked to market.
Options
The Fund may write covered call options or secured put options on individual securities and/or indexes. When the Fund writes an option, an amount equal to the premium received is recorded as a liability and is subsequently adjusted to the current market value of the written option. Premiums received from written options that expire unexercised are recognized as realized gains on the expiration date. For exercised options, the difference between the premium received and the amount paid on effecting a closing purchase transaction, including brokerage commissions, is treated as a realized gain or loss. If a call option is exercised, the premium is added to the proceeds from the sale of the underlying security in calculating the realized gain or loss on the sale. If a put option is exercised, the premium reduces the cost of the security purchased. The Fund, as a writer of an option, bears the market risk of an unfavorable change in the price of the security and/or index underlying the written option.
The Fund may also purchase call or put options. Premiums paid are subsequently adjusted based on the current market values of the options. Premiums paid for purchased options that expire are recognized as realized losses on the expiration date. Premiums paid for purchased options that are exercised or closed are added to the amount paid or offset against the proceeds received for the underlying security to determine the realized gain or loss. The risk of loss associated with purchased options is limited to the premium paid.
Options traded on an exchange are regulated and terms of the options are standardized. The Fund is subject to equity price risk. Purchased options traded over-the-counter expose the Fund to counterparty risk in the event the counterparty does not perform. This risk can be mitigated by having a master netting arrangement between the Fund and the counterparty and by having the counterparty post collateral to cover the Fund’s exposure to the counterparty.
Fair valuation measurements
Fair value measurements of investments are determined within a framework that has established a fair value hierarchy based upon the various data inputs utilized in determining the value of the Fund’s investments.  The three-level hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1) and the lowest priority to unobservable inputs (Level 3). The Fund’s investments are classified within the fair value hierarchy based on the lowest level of input that is significant to the fair value measurement.  The inputs are summarized into three broad levels as follows:
•Level 1 – quoted prices in active markets for identical securities
•Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
•Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)
The inputs or methodologies used for valuing investments in securities are not necessarily an indication of the risk associated with investing in those securities.
Allspring Global Dividend Opportunity Fund | 15

Notes to portfolio of investments—January 31, 2024 (unaudited)
The following is a summary of the inputs used in valuing the Fund’s assets and liabilities as of January 31, 2024:
	Quoted prices (Level 1)	Other significant observable inputs (Level 2)	Significant unobservable inputs (Level 3)	Total
Assets
Investments in:
Common stocks
Australia	$0	$2,077,084	$0	$2,077,084
Brazil	2,665,139	0	0	2,665,139
Canada	5,787,214	0	0	5,787,214
China	0	6,410,854	0	6,410,854
France	0	11,688,932	0	11,688,932
Germany	0	4,323,876	0	4,323,876
Ireland	3,120,159	0	0	3,120,159
Italy	0	1,926,919	0	1,926,919
Japan	0	12,751,878	0	12,751,878
Luxembourg	0	0	0	0
Netherlands	0	7,532,545	0	7,532,545
South Korea	0	5,183,198	0	5,183,198
Spain	0	2,160,227	0	2,160,227
Switzerland	0	4,865,100	0	4,865,100
Taiwan	3,826,859	0	0	3,826,859
United Kingdom	5,494,139	11,850,374	0	17,344,513
United States	122,341,735	0	0	122,341,735
Corporate bonds and notes	0	40,625,317	0	40,625,317
Loans	0	2,476,307	22,230	2,498,537
Preferred stocks
United States	0	592,500	0	592,500
Yankee corporate bonds and notes	0	6,147,571	194,665	6,342,236
Short-term investments
Investment companies	4,034,582	0	0	4,034,582
Total assets	$147,269,827	$120,612,682	$216,895	$268,099,404
Liabilities
Options Written	$1,283,832	$47	$0	$1,283,879
Total liabilities	$1,283,832	$47	$0	$1,283,879
Additional sector, industry or geographic detail, if any, is included in the Portfolio of Investments.
At January 31, 2024, the Fund had no material transfers into/out of Level 3.
16 | Allspring Global Dividend Opportunity Fund